Note 15 - Fair Value Measurements - Assets Measured on a Nonrecurring Basis (Details) - Fair Value, Nonrecurring [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
OREO	$ 0	$ 56
Fair Value, Inputs, Level 1 [Member]
OREO	0	0
Fair Value, Inputs, Level 2 [Member]
OREO	0	0
Fair Value, Inputs, Level 3 [Member]
OREO	0	56
Collateral Pledged [Member]
Net loans	0	208
Collateral Pledged [Member] | Fair Value, Inputs, Level 1 [Member]
Net loans	0	0
Collateral Pledged [Member] | Fair Value, Inputs, Level 2 [Member]
Net loans	0	208
Collateral Pledged [Member] | Fair Value, Inputs, Level 3 [Member]
Net loans	$ 0	$ 0